                                                           400 Bellevue Parkway

                                                                      4th Floor
[Logo of Provident Institutional Funds]                    Wilmington, DE 19809
                                                                   302-793-8100
                                                                    www.pif.com

                                                             September 30, 1999

Dear Shareholder:

  We are pleased to present the Annual Report to Shareholders of TempFund and TempCash for the period ended September 30, 1999.

  Commentary on the United States' strong economy and on recent developments in our Funds are contained in the accompanying Investment Adviser's Report.

  Provident Institutional Funds offers a variety of high quality Taxable and Tax-Exempt Money Market Funds designed to meet the varied needs of our investors. Please contact your account representative or call our Client Service Center at (800) 821-7432 to discuss your investment options. We welcome the opportunity to serve you.

                                     Sincerely,

                                     /s/ Rodney D. Johnson
                                     Rodney D. Johnson
                                     Chairman

                         PROVIDENT INSTITUTIONAL FUNDS
                             TempFund and TempCash
                      Annual Investment Adviser's Report

During the twelve months ended September 30, 1999, the Federal Reserve (the "Fed") adjusted monetary policy five times; three rate reductions last fall and two rate increases this summer. The lowering of rates was in response to global credit problems while the recent rate increases were in response to a strong domestic economy. In last year's fourth quarter, the Federal Reserve moved aggressively to reduce the federal funds target by 75 basis points from 5.50% to 4.75%. The series of three rapid rate reductions was in response to the turmoil in world financial markets, the threat to continued growth in the domestic economy and the concern that some companies were experiencing difficulty obtaining short-term funds. Following the three moves, Fed policy returned to neutral from an easing bias as the U.S. economy recorded strong growth in the fourth quarter of 1998 and the first quarter of 1999. During this time, the yield curve shifted from an inverted curve to a slightly positive curve in line with a growing economy. TempFund, with its AAA rating, targeted a 50 to 55 day average weighted maturity during this period while TempCash targeted a longer 60 to 65 day maturity. In the early part of the first quarter, funds flowed into money market funds and TempFund's asset level topped $16.5 billion.

As the economy continued to exhibit strong growth through the second and third quarters, the Fed became increasingly concerned that tight labor markets would outpace productivity gains and cause inflation to rise. As a result, the Fed increased the federal funds target by 25 basis points to 5.00% at its June 30 meeting and another 25 basis points to 5.25% on August 24. Despite the growth in the economy, inflation continued to be subdued. In fact, the core Consumer Price Index ("CPI") increased only 1.9% on a year-over-year basis in August, its slowest growth in over 30 years. The increase in short-term interest rates caused money to be redeemed from money market funds in the second and third quarters of 1999. In the quarter ended September 30, assets in TempFund ranged from $10.8 billion to $13.7 billion, down sharply from the first quarter. Assets in TempCash declined to $2.3 billion from $4-5 billion in January. In the rising rate environment, the average weighted maturity of the portfolios was shortened to the 40 to 45 day range, and with Y2K approaching, portfolio liquidity will be a key investment objective.

We appreciate your continued interest in TempFund and TempCash and look forward to meeting your needs in the future.

                                         BlackRock Institutional Management
                                          Corporation

                         Provident Institutional Funds
                               TempFund Portfolio
                            Statement of Net Assets
                               September 30, 1999
--------------------------------------------------------------------------------

Investments                                    Maturity   Par
in Securities                                    Date    (000)        Value
-------------                                  -------- -------- ---------------
AGENCY OBLIGATIONS--1.2%
 Federal Home Loan Mortgage Corporation Discount Notes
 4.94%.......................................  12/07/99 $150,000 $   148,620,917
                                                                 ---------------
 Total..........................................................     148,620,917
                                                                 ---------------
CERTIFICATES OF DEPOSIT--5.6%
Domestic Certificates of Deposit--5.6%
 FCC National Bank (A-1+, P-1)
 6.03%.......................................  08/11/00  100,000      99,958,688
 First National Bank of Chicago (A-1+, P-1)
 5.05%.......................................  02/09/00  100,000      99,989,618
 5.60%.......................................  06/14/00  100,000      99,966,245
 First Tennessee Bank (A-1, P-1)
 5.25%.......................................  10/04/99  250,000     250,000,000
 First Union National Bank (A-1, P-1)
 5.56%.......................................  06/02/00   50,000      50,000,000
 NationsBank (A-1+, P-1)
 5.00%.......................................  01/05/00  100,000      99,994,925
                                                                 ---------------
 Total..........................................................     699,909,476
                                                                 ---------------
COMMERCIAL PAPER--55.4%
Asset Backed Securities--17.8%
 Barton Capital Corp. (A-1+, P-1)
 5.37%.......................................  10/08/99   32,974      32,939,570
 5.37%.......................................  10/12/99   43,283      43,211,980
 5.40%.......................................  10/25/99   75,000      74,730,000
 5.40%.......................................  10/26/99   82,710      82,399,837
 Corporate Receivables Corp. (A-1+, P-1)
 5.37%.......................................  10/19/99  200,000     199,463,000
 5.32%.......................................  10/25/99  150,000     149,468,000
 5.32%.......................................  10/26/99  150,000     149,445,833
 4.94%.......................................  11/22/99   42,000      41,700,307
 5.38%.......................................  12/10/99  100,000      98,953,889
 Dakota Certificates Program (A-1+, P-1)
 5.16%.......................................  10/22/99  100,000      99,699,000
 5.40%.......................................  12/10/99  100,000      98,950,000
 Delaware Funding Corp. (A-1+, P-1)
 5.36%.......................................  11/15/99   88,118      87,527,609
 5.40%.......................................  11/17/99   76,025      75,489,024
 5.40%.......................................  11/19/99  101,397     100,651,732
 5.40%.......................................  11/23/99   70,652      70,090,317

Investments                                    Maturity   Par
in Securities                                    Date    (000)        Value
-------------                                  -------- -------- ---------------
 Monte Blanc (A-1+, P-1)
 5.37%.......................................  10/28/99 $173,620 $   172,920,745
 5.40%.......................................  11/15/99   67,234      66,780,170
 Old Line Funding Corp. (A-1+, P-1)
 5.43%.......................................  10/29/99  135,241     134,669,832
 5.40%.......................................  11/15/99   50,404      50,063,773
 5.43%.......................................  11/19/99  150,000     148,891,375
 Receivables Capital Corp. (A-1+, P-1)
 5.40%.......................................  11/19/99  120,515     119,629,215
 Trident Capital Finance, Inc. (A-1+, P-1)
 5.34%.......................................  10/07/99  138,600     138,476,646
                                                                 ---------------
                                                                   2,236,151,854
                                                                 ---------------
Banks--0.5%
 J.P. Morgan & Co., Inc. (A-1+, P-1)
 4.82%.......................................  10/05/99   60,000      59,967,867
                                                                 ---------------
Beverages--0.8%
 Coca-Cola Co. (A-1+, P-1)
 5.32%.......................................  10/12/99   50,000      49,918,722
 5.32%.......................................  10/13/99   50,000      49,911,333
                                                                 ---------------
                                                                      99,830,055
                                                                 ---------------
Communication Equipment--0.4%
 Lucent Technologies, Inc. (A-1, P-1)
 5.06%.......................................  02/14/00   50,000      49,044,222
                                                                 ---------------
Credit Institutions--4.0%
 Associates Corp. of North America (A-1+, P-1)
 5.17%.......................................  10/14/99  100,000      99,813,306
 5.17%.......................................  10/15/99  100,000      99,798,944
 5.17%.......................................  10/18/99  100,000      99,755,861
 Associates First Capital Corp. (A-1, P-1)
 5.18%.......................................  10/13/99   50,000      49,913,667
 5.18%.......................................  10/14/99   50,000      49,906,472
 5.18%.......................................  10/18/99   50,000      49,877,694
 5.18%.......................................  10/19/99   50,000      49,870,500
                                                                 ---------------
                                                                     498,936,444
                                                                 ---------------
Insurance--1.6%
 Prudential Funding Corp. (A-1, P-1)
 5.17%.......................................  12/10/99  150,000     148,492,083
 5.75%.......................................  01/21/00   50,000      49,105,556
                                                                 ---------------
                                                                     197,597,639
                                                                 ---------------

                               TempFund Portfolio
                      Statement of Net Assets (Continued)
--------------------------------------------------------------------------------

Investments                                    Maturity   Par
in Securities                                    Date    (000)        Value
-------------                                  -------- -------- ---------------
COMMERCIAL PAPER (continued)
Insurance Carriers--4.8%
 Aegon Funding Corp. (A-1+, P-1)
 5.31%.......................................  10/04/99 $150,000 $   149,933,625
 5.33%.......................................  11/15/99  108,500     107,777,119
 5.78%.......................................  03/20/00  114,000     110,870,130
 5.78%.......................................  03/24/00  240,000     233,256,667
                                                                 ---------------
                                                                     601,837,541
                                                                 ---------------
Miscellaneous Business Credit Institutions--1.6%
 National Rural Utilities Coop. Finance Corp. (A-1+, P-1)
 5.30%.......................................  11/19/99   30,000      29,783,583
 5.30%.......................................  11/22/99   70,000      69,464,111
 5.32%.......................................  12/13/99  110,700     109,505,793
                                                                 ---------------
                                                                     208,753,487
                                                                 ---------------
Motor Vehicles--3.6%
 DaimlerChrysler North America Holding Corp. (A-1, P-1)
 5.31%.......................................  10/06/99   50,000      49,963,125
 5.17%.......................................  10/13/99  100,000      99,827,667
 5.17%.......................................  10/14/99  100,000      99,813,306
 Ford Motor Credit Co. (A-1, P-1)
 5.30%.......................................  10/07/99  200,000     199,823,333
                                                                 ---------------
                                                                     449,427,431
                                                                 ---------------
Oil & Gas--9.3%
 Koch Industries (A-1+, P-1)
 5.55%.......................................  10/01/99  514,000     514,000,000
 Mobil Corp. (A-1+, P-1)
 5.55%.......................................  10/01/99  653,000     653,000,000
                                                                 ---------------
                                                                   1,167,000,000
                                                                 ---------------
Retail--Variety Stores--1.7%
 Wal-Mart Stores (A-1+, P-1)
 5.28%.......................................  10/04/99  126,000     125,944,560
 5.30%.......................................  10/04/99   92,000      91,959,367
                                                                 ---------------
                                                                     217,903,927
                                                                 ---------------
Security Brokers & Dealers--2.2%
 Morgan Stanley Dean Witter & Co. (A-1, P-1)
 5.30%.......................................  10/19/99  185,100     184,609,485
 4.94%.......................................  01/18/00  100,000      98,504,278
                                                                 ---------------
                                                                     283,113,763
                                                                 ---------------

Investments                                    Maturity   Par
in Securities                                    Date    (000)        Value
-------------                                  -------- -------- ---------------
Services--Computer Rental & Leasing--0.5%
 Electronic Data Systems (A-1, P-1)
 5.35%.......................................  10/06/99  $59,700 $    59,655,640
                                                                 ---------------
Services--Equipment Rental & Leasing--1.3%
 HD Real Estate Funding Corp. (A-1+, P-1)
 5.73%.......................................  02/22/00  168,886     165,015,133
                                                                 ---------------
Short-Term Business Credit Institutions--5.3%
 American Express Credit Corp. (A-1, P-1)
 4.81%.......................................  11/19/99  100,000      99,345,306
 CIT Group Holdings, Inc. (A-1, P-1)
 5.40%.......................................  12/14/99  100,000      98,890,000
 General Electric Capital Corp. (A-1+, P-1)
 4.81%.......................................  11/10/99   50,000      49,732,778
 4.95%.......................................  02/07/00  100,000      98,226,250
 5.06%.......................................  02/14/00  100,000      98,088,444
 5.42%.......................................  02/18/00  130,000     127,259,889
 5.41%.......................................  02/25/00  100,000      97,790,917
                                                                 ---------------
                                                                     669,333,584
                                                                 ---------------
 Total..........................................................   6,963,568,587
                                                                 ---------------
VARIABLE RATE OBLIGATIONS**--20.9%
Asset Backed Securities--3.4%
 Corporate Asset Funding, Inc. (A-1+, P-1)
 5.4725%.....................................  12/03/99  100,000      99,988,284
 5.4825%.....................................  12/03/99   74,800      74,794,057
 SMM Trust Series 1999G (A-1+, P-1)
 5.455%......................................  10/04/99  250,000     250,000,000
                                                                 ---------------
                                                                     424,782,341
                                                                 ---------------
Banks--7.8%
 Bank of America (A-1+, P-1)
 5.50%.......................................  10/01/99  200,000     200,000,000
 Bank One Corp. (A-1+, P-1)
 5.57125%....................................  12/13/99  196,000     195,926,368
 First Union National Bank (A-1, P-1)
 5.35%.......................................  10/20/99  100,000     100,000,000
 5.5625%.....................................  11/17/99  200,000     200,000,000
 Key Bank National Association (A-1, P-1)
 5.57563%....................................  11/26/99  153,000     153,000,000
 Wells Fargo & Company (A-1, P-1)
 5.38875%....................................  12/31/99  130,000     129,942,995
                                                                 ---------------
                                                                     978,869,363
                                                                 ---------------

                               TempFund Portfolio
                      Statement of Net Assets (Continued)
--------------------------------------------------------------------------------

Investments                                    Maturity   Par
in Securities                                    Date    (000)        Value
-------------                                  -------- -------- ---------------
VARIABLE RATE OBLIGATIONS** (continued)
Farm Machinery & Equipment--1.2%
 Deere & Co. (A-1, P-1)
 5.38%.......................................  10/01/99 $150,000 $   149,937,956
                                                                 ---------------
Finance Services--0.8%
 US Central Credit Union (A-1+, P-1)
 5.33%.......................................  10/14/99  100,000     100,000,000
                                                                 ---------------
Miscellaneous Business Credit Institutions--0.6%
 John Deere Capital Corp. (A-1, P-1)
 5.3375%.....................................  11/01/99   75,000      75,034,218
                                                                 ---------------
Petroleum Refining--0.5%
 Texaco Capital, Inc. (A-1, P-1)
 5.1925%.....................................  11/04/99   60,000      59,965,287
                                                                 ---------------
Security Brokers & Dealers--4.2%
 Goldman Sachs Group L.P. (A-1+, P-1)
 5.485%......................................  10/07/99  300,000     300,000,000
 Morgan Stanley Dean Witter & Co. (A-1, P-1)
 5.54125%....................................  11/23/99   50,000      50,019,192
 5.6125%.....................................  12/09/99  184,000     184,019,643
                                                                 ---------------
                                                                     534,038,835
                                                                 ---------------
Short-Term Business Credit Institutions--2.4%
 General Electric Capital Corp. (A-1+, P-1)
 5.39%.......................................  11/12/99  100,000     100,000,000
 Xerox Credit Corp. (A-1, P-1)
 5.225%......................................  10/12/99  200,000     199,998,036
                                                                 ---------------
                                                                     299,998,036
                                                                 ---------------
 Total..........................................................   2,622,626,036
                                                                 ---------------
MEDIUM TERM NOTES--3.3%
Asset Backed Securities--0.6%
 SMM Trust Series 1999E (A-1+, P-1)
 5.362%......................................  04/05/00   75,000      75,000,000
                                                                 ---------------
Banks--0.8%
 Wells Fargo & Co. (A-1, P-1)
 5.31%.......................................  04/03/00  100,000      99,966,492
                                                                 ---------------

Investments                                    Maturity   Par
in Securities                                    Date    (000)        Value
-------------                                  -------- -------- ---------------
Finance Lessors--0.2%
 IBM Credit Corp. (A-1, P-1)
 4.70%.......................................  10/29/99  $25,000 $    24,996,705
                                                                 ---------------
Security Brokers & Dealers--1.6%
 Goldman Sachs Group L.P. (A-1+, P-1)
 5.10%.......................................  11/15/99  100,000     100,000,000
 Merrill Lynch & Co. (A-1+, P-1)
 5.143%......................................  11/15/99  100,000     100,000,000
                                                                 ---------------
                                                                     200,000,000
                                                                 ---------------
Short-Term Business Credit Institutions--0.1%
 C.I.T. Group Holdings, Inc. (A-1, P-1)
 6.25%.......................................  10/04/99   17,000      17,001,670
                                                                 ---------------
 Total..........................................................     416,964,867
                                                                 ---------------
REPURCHASE AGREEMENTS--13.7%
 Lehman Brothers, Inc.
 5.16%.......................................  10/01/99  317,000     317,000,000
 (Agreement dated 09/30/99 to be repurchased at $317,045,437, collateralized by $331,791,904 Federal Home Loan Mortgage
  Corporation Bonds, Federal National Mortgage Association
  Bonds and Mortgage Securities 5.50% to 12.00% due from
  03/01/00 to 06/01/29. The market value is $326,514,546.)
 Morgan (J.P.) Securities, Inc.
 5.20%.......................................  10/01/99  200,000     200,000,000
 (Agreement dated 09/30/99 to be repurchased at 200,028,889, collateralized by $223,231,225 Federal Home Loan Mortgage
  Corporation Bonds and Federal National Mortgage Association
  Bonds 6.00% to 7.50% due from 06/01/24 to 07/01/29. The
  market value is $206,000,000.)

                               TempFund Portfolio
                      Statement of Net Assets (Continued)
--------------------------------------------------------------------------------

                                           Maturity     Par
Investments in Securities                    Date      (000)          Value
-------------------------                  -------- ------------ ---------------
REPURCHASE AGREEMENTS (continued)
 Morgan Stanley & Co., Inc.
 5.15%...................................  10/01/99     $200,000 $   200,000,000
 (Agreements dated 09/30/99 to be repurchased at $200,028,611, collateralized by $348,356,489 Federal Farm Credit Bank
  Medium Term Notes, Federal Home Loan Bank Bonds, Federal Home
  Loan Mortgage Corporation Bonds, Federal National Mortgage
  Association Bonds, Medium Term Notes and Mortgage Securities,
  Financial Assistance Corporation Bonds, Student Loan
  Marketing Association Notes and U.S. Treasury Strips 0.00% to
  8.80% due from 04/24/00 to 07/01/29. The market value is
  $206,019,031.)
 5.18%...................................  10/01/99      100,000     100,000,000
 (Agreement dated 09/30/99 to be repurchased at 100,014,389, collateralized by $174,178,244 Federal Farm Credit Bank
  Medium Term Notes, Federal Home Loan Bank Bonds, Federal Home
  Loan Mortgage Corporation Bonds, Federal National Mortgage
  Association Bonds, Medium Term Notes and Mortgage Securities,
  Financial Assistance Corporation Bonds, Student Loan
  Marketing Association Notes and U.S. Treasury Strips 0.00% to
  8.80% due from 04/24/00 to 07/01/29. The market value is
  $103,009,515.)
 5.28%...................................  10/01/99      200,000     200,000,000
 (Agreement dated 09/30/99 to be repurchased at $200,029,333, collateralized by $348,356,489 Federal Farm Credit Bank
  Medium Term Notes, Federal Home Loan Bank Bonds, Federal Home
  Loan Mortgage Corporation Bonds, Federal National Mortgage
  Association Bonds, Medium Term Notes and Mortgage Securities,
  Financial Assistance Corporation Bonds, Student Loan
  Marketing Association Notes and U.S. Treasury Strips 0.00% to
  8.80% due from 04/24/00 to 07/01/29. The market value is
  $206,019,031.)

                                           Maturity     Par
Investments in Securities                    Date      (000)          Value
-------------------------                  -------- ------------ ---------------
 5.75%...................................  10/01/99     $450,000 $   450,000,000
 (Agreement dated 09/30/99 to be repurchased at $450,071,875, collateralized by $783,802,099 Federal Farm Credit Bank
  Medium Term Notes, Federal Home Loan Bank Bonds, Federal Home
  Loan Mortgage Corporation Bonds, Federal National Mortgage
  Association Bonds, Medium Term Notes and Mortgage Securities,
  Financial Assistance Corporation Bonds, Student Loan
  Marketing Association Notes and U.S. Treasury Strips 0.00% to
  8.80% due from 04/24/00 to 07/01/29. The market value is
  $463,542,819.)
 5.65%...................................  10/01/99       54,100      54,100,000
 (Agreement dated 09/30/99 to be repurchased at $54,108,491, collateralized by $94,084,232 Federal Farm Credit Bank Medium
  Term Notes, Federal Home Loan Bank Bonds, Federal Home Loan
  Mortgage Corporation Bonds, Federal National Mortgage
  Association Bonds, Medium Term Notes and Mortgage Securities,
  Financial Assistance Corporation Bonds, Student Loan
  Marketing Association Notes and U.S. Treasury Strips 0.00% to
  8.80% due from 04/24/00 to 07/01/29. The market value is
  $55,641,686.)
 Warburg Dillon Read LLC
 5.20%...................................  10/01/99      200,000     200,000,000
 (Agreement dated 09/30/99 to be repurchased at $200,028,889, collateralized by $208,675,000 U.S. Treasury Bills due
  03/16/00. The market value is $204,002,765.)
                                                                 ---------------
 Total..........................................................   1,721,100,000
                                                                 ---------------

                               TempFund Portfolio
                      Statement of Net Assets (Concluded)
--------------------------------------------------------------------------------

                                            Value
                                       ---------------
TOTAL INVESTMENTS IN SECURITIES
 (Cost $12,572,789,883*) ..     100.1% $12,572,789,883
LIABILITIES IN EXCESS OF
 OTHER ASSETS..............      (0.1)     (16,256,523)
                            ---------  ---------------
NET ASSETS (Equivalent to
 $1.00 per share based on
 12,045,711,395 Fund
 Shares, 497,185,576 Dollar
 Shares and 13,789,163 Cash
 Management Shares
 outstanding)..............     100.0% $12,556,533,360
                            =========  ===============
NET ASSET VALUE, OFFERING AND
 REDEMPTION PRICE PER SHARE
 ($12,556,533,360 / 12,556,686,134)..            $1.00
                                                 =====

--------
 * Cost for federal income tax purposes.
** Variable Rate Obligations--The interest rate shown is as of September 30, 1999, and the maturity date shown is the longer of the next interest readjustment date or the date the principal amount owned can be recovered upon demand.

                               TempFund Portfolio
                              Maturity Information
                               September 30, 1999

    Maturity                            Par                                           Percentage
    --------                       --------------                                     ----------
      1-30 Days                    $7,484,328,000                                        59.3%
     31-60 Days                     1,962,845,000                                        15.6
     61-90 Days                     1,265,500,000                                        10.0
    91-120 Days                       380,000,000                                         3.0
   121-151 Days                       748,886,000                                         5.9
  Over 150 Days                       779,000,000                                         6.2

                       Average Weighted Maturity--43 days

The Duff & Phelps, Fitch Investors Service, Moody's Investors Service, Standard
 & Poor's Ratings Service and TBW, Inc. ratings of the investments are believed to be the most recent ratings available at September 30, 1999. The ratings have not been audited by the independent Auditors and, therefore, are not covered by the Independent Auditors' Report.

                See accompanying notes to financial statements.

                         Provident Institutional Funds
                               TempCash Portfolio
                            Statement of Net Assets
                               September 30, 1999
--------------------------------------------------------------------------------

Investments                                     Maturity   Par
in Securities                                     Date    (000)       Value
-------------                                   -------- -------- --------------
CERTIFICATES OF DEPOSIT--24.5%
Domestic Certificates of Deposit--5.3%
 First National Bank of Chicago (A-1+, P-1)
 4.98%........................................  01/06/00  $75,000 $   74,996,153
 NationsBank (A-1+, P-1)
 5.00%........................................  01/05/00   50,000     49,997,462
                                                                  --------------
                                                                     124,993,615
                                                                  --------------
Yankee Dollar Certificates Of Deposit--19.2%
 Australia & New Zealand Banking Group (A-1+, P-1)
 5.00%........................................  10/01/99   25,000     25,000,000
 5.03%........................................  10/29/99   50,000     50,000,000
 Dresdner Bank (A-1+, P-1, T-1+)
 5.06%........................................  01/18/00   50,000     50,001,456
 National Westminster Bank (A-1+, P-1)
 4.98%........................................  01/10/00  100,000     99,994,661
 Rabobank Nederland (A-1+, P-1)
 4.98%........................................  01/10/00  100,000     99,991,992
 Royal Bank of Canada (A-1+, P-1)
 5.02%........................................  02/08/00   50,000     49,994,847
 Svenska Handelsbanken (A-1, P-1)
 5.07%........................................  02/09/00   50,000     49,994,810
 5.10%........................................  04/19/00   25,000     24,990,422
                                                                  --------------
                                                                     449,968,188
                                                                  --------------
 Total ..........................................................    574,961,803
                                                                  --------------
COMMERCIAL PAPER--18.7%
Asset Backed Securities--7.0%
 Moriarty Ltd. (A-1+, P-1)
 5.35%........................................  10/07/99   15,000     14,986,625
 Pooled Accounts Receivable Capital Corp. (A-1+, P-1)
 5.32%........................................  10/08/99   24,110     24,085,060
 Sigma Finance, Inc. (A-1+, P-1)
 5.40%........................................  11/08/99   50,000     49,715,000
 Trident Capital Finance, Inc. (A-1+, P-1)
 5.35%........................................  10/04/99   75,000     74,966,563
                                                                  --------------
                                                                     163,753,248
                                                                  --------------
Banks--2.1%
 UBS Finance PLC (A-1+, P-1)
 4.90%........................................  10/25/99   50,000     49,836,667
                                                                  --------------

Investments                                     Maturity   Par
in Securities                                     Date    (000)       Value
-------------                                   -------- -------- --------------
Food & Agriculture--4.3%
 Diageo Capital PLC (A-1, P-1)
 4.91%........................................  10/25/99  $50,000 $   49,836,333
 4.90%........................................  10/27/99   50,000     49,823,056
                                                                  --------------
                                                                      99,659,389
                                                                  --------------
Motor Vehicle Parts & Accessories--1.1%
 Eaton Corp. (A-2, F-1, P-1)
 5.38%........................................  10/07/99   25,000     24,977,583
                                                                  --------------
Personal Credit Institutions--2.1%
 Countrywide Funding Corp. (A-1, F-1, P-2)
 5.35%........................................  10/01/99   50,000     50,000,000
                                                                  --------------
Short-Term Business Credit Institutions--2.1%
 Finova Capital Corp. (D-1, F-1)
 5.38%........................................  10/15/99   50,000     49,895,389
                                                                  --------------
 Total ..........................................................    438,122,276
                                                                  --------------
TIME DEPOSITS--7.2%
 Bank Brussels Lambert (A-1+, P-1)
 5.4375%......................................  10/01/99  115,000    115,000,000
 KBC Bank NV (A-1+, P-1)
 5.375%.......................................  10/01/99   53,700     53,700,000
                                                                  --------------
 Total ..........................................................    168,700,000
                                                                  --------------
VARIABLE RATE OBLIGATIONS**--49.0%
Asset Backed Securities--14.9%
 Corporate Receivables Corp. (A-1+, P-1)
 5.4125%......................................  11/16/99  100,000    100,000,000
 CXC, Inc. (A-1+, P-1)
 5.4125%......................................  11/16/99  100,000    100,000,000
 SMM Trust Series 1999B (A-1+, P-1)
 5.57%........................................  12/15/99  150,400    150,400,000
                                                                  --------------
                                                                     350,400,000
                                                                  --------------
Banks--11.7%
 Bayerische Hypo-Und Vereinsbank (A-1+, P-1)
 5.29%........................................  10/14/99  100,000     99,967,869
 5.29%........................................  10/15/99   75,000     74,962,989
 Wells Fargo & Co. (A-1, P-1)
 5.38875%.....................................  12/31/99  100,000     99,956,150
                                                                  --------------
                                                                     274,887,008
                                                                  --------------

                              TempCash Portfolio
                      Statement of Net Assets (Concluded)
-------------------------------------------------------------------------------

Investments                                     Maturity   Par
in Securities                                     Date    (000)       Value
-------------                                   -------- -------- --------------
VARIABLE RATE OBLIGATIONS** (continued)
Life Insurance--7.5%
 Allstate Life Insurance Co. (A-1, P-1)
 5.44975%.....................................  10/01/99  $50,000 $   50,000,000
 Monumental Life Insurance Co. (A-1+, P-1)
 5.50%........................................  10/01/99   75,000     75,000,000
 5.54%........................................  10/01/99   50,000     50,000,000
                                                                  --------------
                                                                     175,000,000
                                                                  --------------
Miscellaneous Business Credit Institutions--0.6%
 John Deere Capital Corp. (A-1, P-1)
 5.31%........................................  10/12/99   15,000     15,003,943
                                                                  --------------
Personal Credit Institutions--5.7%
 American Honda Finance Corp. (A-1, P-1)
 5.4025%......................................  11/15/99   80,000     79,990,104
 5.5275%......................................  12/07/99   15,000     15,002,111
 5.4825%......................................  12/20/99   40,000     39,998,141
                                                                  --------------
                                                                     134,990,356
                                                                  --------------
Security Brokers & Dealers--4.3%
 Goldman Sachs Group (A-1+, P-1)
 5.485%.......................................  10/07/99  100,000    100,000,000
                                                                  --------------
Short-Term Business Credit Institutions--4.3%
 General Electric Capital Corp. (A-1+, P-1)
 5.26%........................................  10/12/99  100,000    100,000,000
                                                                  --------------
 Total ..........................................................  1,150,281,307
                                                                  --------------

                                        Value
                                    --------------
TOTAL INVESTMENTS IN SECURITIES
 (Cost $2,332,065,386*)..     99.4% $2,332,065,386
OTHER ASSETS IN EXCESS OF
 LIABILITIES.............      0.6      14,570,381
                          --------  --------------
NET ASSETS (Equivalent to
 $1.00 per share based on
 1,968,713,825 Fund
 Shares and 378,062,838
 Dollar Shares
 outstanding)............    100.0% $2,346,635,767
                          ========  ==============
NET ASSET VALUE, OFFERING AND
 REDEMPTION PRICE PER SHARE
 ($2,346,635,767 / 2,346,776,663).           $1.00
                                             =====

--------
 * Cost for federal income tax purposes.
** Variable Rate Obligations--The interest rate shown is as of September 30, 1999, and the maturity date shown is the longer of the next interest readjustment date or the date the principal amount owned can be recovered.

                              TempCash Portfolio
                             Maturity Information
                              September 30, 1999

    Maturity                            Par                                           Percentage
    --------                       --------------                                     ----------
      1-30 Days                    $1,197,810,000                                        51.3%
     31-60 Days                       330,000,000                                        14.1
     61-90 Days                       205,400,000                                         8.8
    91-120 Days                       475,000,000                                        20.4
   121-151 Days                       100,000,000                                         4.3
  Over 150 Days                        25,000,000                                         1.1

                      Average Weighted Maturity--46 days

    The Duff & Phelps, Fitch Investors Service, Moody's Investors Service, Standard & Poor's Ratings Service and TBW, Inc. ratings of the investments are believed to be the most recent ratings available at September 30, 1999. The ratings have not been audited by the Independent Auditors and, therefore, are not covered by the Independent Auditors' Report.
                See accompanying notes to financial statements.

                         Provident Institutional Funds
                            Statements of Operations
                         Year Ended September 30, 1999

                                                      TempFund      TempCash
                                                     Portfolio     Portfolio
                                                    ------------  ------------
Investment Income:
  Interest income.................................. $675,432,440  $179,238,761
                                                    ------------  ------------
Expenses:
  Investment advisory fee..........................   12,490,007     4,969,690
  Administration fee...............................   12,490,007     4,969,690
  Registration fees and expenses...................    1,082,376           --
  Custodian fee....................................    1,185,424       437,281
  Transfer agent fee...............................      844,807       110,699
  Trustees' fees and expenses......................       49,480        32,898
  Shareholder computer access program..............       47,600         9,010
  Legal fees.......................................       40,747        20,627
  Audit fees.......................................       53,395        23,153
  Printing.........................................       15,097        15,650
  Other............................................      105,100        28,765
                                                    ------------  ------------
                                                      28,404,040    10,617,463
  Service Organization fees--Dollar Shares.........      998,538     1,059,560
  Service Organization fees--Cash Management
   Shares..........................................       12,627            --
                                                    ------------  ------------
                                                       1,011,165     1,059,560
                                                    ------------  ------------
    Total expenses.................................   29,415,205    11,677,023
  Less fees waived.................................   (4,770,711)   (4,302,355)
                                                    ------------  ------------
    Net expenses...................................   24,644,494     7,374,668
                                                    ------------  ------------
  Net investment income............................  650,787,946   171,864,093
Realized gain (loss) or investments:
  Net realized gain (loss) from security
   transactions....................................       50,928      (128,638)
                                                    ------------  ------------
  Net increase in net assets resulting from
   operations...................................... $650,838,874  $171,735,455
                                                    ============  ============

                See accompanying notes to financial statements.

                         Provident Institutional Funds
                      Statements of Changes in Net Assets

                                                           TempFund Portfolio                    TempCash Portfolio
                                                    ----------------------------------  -------------------------------------
                                                       Year Ended        Year Ended
                                                     September 30,     September 30,        Year Ended         Year Ended
                                                          1999              1998        September 30, 1999 September 30, 1998
                                                    ----------------  ----------------  ------------------ ------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income............................ $    650,787,946  $    560,564,139   $   171,864,093    $   165,453,579
  Net realized gain (loss) on investments..........           50,928          (203,702)         (128,638)           491,505
                                                    ----------------  ----------------   ---------------    ---------------
  Net increase in net assets resulting from
   operations......................................      650,838,874       560,360,437       171,735,455        165,945,084
                                                    ----------------  ----------------   ---------------    ---------------
Distributions to shareholders:
  From net investment income:
   TempFund Shares.................................     (631,844,393)     (544,340,518)               --                 --
   TempFund Dollar Shares..........................      (18,827,954)      (16,223,621)               --                 --
   TempFund Cash Management Shares.................         (115,599)               --                --                 --
   TempCash Shares.................................               --                --      (151,905,646)      (142,514,398)
   TempCash Dollar Shares..........................               --                --       (19,958,447)       (22,939,181)
   Distributions to shareholders from net realized
    gain:
   TempFund shares.................................               --           (23,462)               --                 --
   TempFund Dollar shares..........................               --              (725)               --                 --
                                                    ----------------  ----------------   ---------------    ---------------
    Total distributions to shareholders............     (650,787,946)     (560,588,326)     (171,864,093)      (165,453,579)
                                                    ----------------  ----------------   ---------------    ---------------
Capital share transactions (at $1 per share):
 Sale of shares....................................  231,594,220,146   163,267,203,408    58,606,421,970     55,035,173,158
 Reinvestment of dividends.........................      229,334,504       194,706,744        80,872,523         77,504,373
 Repurchase of shares.............................. (229,256,039,549) (161,888,500,360)  (59,343,452,821)   (54,502,812,282)
                                                    ----------------  ----------------   ---------------    ---------------
 Increase (decrease) in net assets derived from
  capital share transactions.......................    2,567,515,101     1,573,409,792      (656,158,328)       609,865,249
                                                    ----------------  ----------------   ---------------    ---------------
    Total increase (decrease) in net assets........    2,567,566,029     1,573,181,903      (656,286,966)       610,356,754
Net assets:
 Beginning of period...............................    9,988,967,331     8,415,785,428     3,002,922,733      2,392,565,979
                                                    ----------------  ----------------   ---------------    ---------------
 End of period..................................... $ 12,556,533,360  $  9,988,967,331   $ 2,346,635,767    $ 3,002,922,733
                                                    ================  ================   ===============    ===============

                See accompanying notes to financial statements.

                         Provident Institutional Funds
                             Financial Highlights
               (For a Share Outstanding Throughout Each Period)

                                          TempFund Shares                                TempFund Dollar Shares
                         ------------------------------------------------------  ------------------------------------------
                                      Year Ended September 30,                          Year Ended September 30,
                         ------------------------------------------------------  ------------------------------------------
                            1999       1998       1997       1996       1995      1999     1998     1997     1996     1995
                         ----------  ---------  ---------  ---------  ---------  -------  -------  -------  -------  ------
Net Asset Value,
Beginning of Period..... $     1.00  $    1.00  $    1.00  $    1.00  $    1.00  $  1.00  $  1.00  $  1.00  $  1.00  $ 1.00
                         ----------  ---------  ---------  ---------  ---------  -------  -------  -------  -------  ------
Income From Investment
Operations:
Net Investment Income...      .0495      .0549      .0539      .0541      .0567    .0470    .0524    .0514    .0516   .0542
                         ----------  ---------  ---------  ---------  ---------  -------  -------  -------  -------  ------
Less Distributions:
Dividends to
Shareholders From Net
Investment Income.......     (.0495)    (.0549)    (.0539)    (.0541)    (.0567)  (.0470)  (.0524)  (.0514)  (.0516) (.0542)
                         ----------  ---------  ---------  ---------  ---------  -------  -------  -------  -------  ------
Net Asset Value, End of
Period.................. $     1.00  $    1.00  $    1.00  $    1.00  $    1.00  $  1.00  $  1.00  $  1.00  $  1.00  $ 1.00
                         ==========  =========  =========  =========  =========  =======  =======  =======  =======  ======
Total Return............       5.06%      5.63%      5.53%      5.55%      5.82%    4.81%    5.38%    5.27%    5.30%   5.57%
Ratios/Supplemental
Data:
Net Assets, End of
Period $(000)........... 12,045,566  9,686,491  8,060,501  5,715,004  5,351,346  497,178  302,476  355,284  162,119  81,828
Ratio of Expenses to
Average Daily Net
Assets/1............../.        .18%       .18%       .18%       .18%       .24%     .43%     .43%     .43%     .43%    .49%
Ratio of Net Investment
Income to Average Daily
Net Assets..............       4.96%      5.50%      5.39%      5.41%      5.67%    4.71%    5.25%    5.14%    5.16%   5.42%

----
/1/Without.the waiver of advisory and administration fees, the ratio of expenses to average daily net assets for TempFund Shares would have been .22%, .23%, .24%, .26% and .27% for the years ended September 30, 1999,
   1998, 1997, 1996 and 1995, respectively. For TempFund Dollar Shares, the ratio of expenses to average daily net assets would have been .47%, .48%, .49%, .51% and .52% for the years ended September 30, 1999, 1998, 1997,
   1996 and 1995, respectively.

                See accompanying notes to financial statements.

                         Provident Institutional Funds
                             Financial Highlights
               (For a Share Outstanding Throughout Each Period)

                                                               TempFund
                                                         Cash Management Shares
                                                        -----------------------
                                                            For the Period
                                                            June 14, 1999/1
                                                               / Through
                                                             September 30,
                                                                 1999
                                                        -----------------------
Net Asset Value, Beginning of Period...................         $  1.00
                                                                -------
Income From Investment Operations:
Net Investment Income..................................           .0135
                                                                -------
Less Distributions:
Dividends to Shareholders From Net Investment Income...          (.0135)
                                                                -------
Net Asset Value, End of Period.........................         $  1.00
                                                                =======
Total Return...........................................            4.60%/2/
Ratios/Supplemental Data:
Net Assets, End of Period $(000).......................          13,789
Ratio of Expenses to Average Daily Net Assets/3/ ......             .68%/2/
Ratio of Net Investment Income to Average Daily Net
 Assets................................................            4.57%/2/

--------
/1/Commencement.of Operations.
/2/Annualized..
/3/Without.the waiver of advisory and administration fees, the ratio of expenses to average daily net assets for TempFund Cash Management Shares would have been .71% (annualized) for the period ended September 30, 1999.

                See accompanying notes to financial statements.

                         Provident Institutional Funds
                             Financial Highlights
               (For a Share Outstanding Throughout Each Period)

                                        TempCash Shares                                     TempCash Dollar Shares
                     ----------------------------------------------------------  ------------------------------------------------
                                    Year Ended September 30,                               Year Ended September 30,
                     ----------------------------------------------------------  ------------------------------------------------
                        1999        1998        1997        1996        1995       1999      1998      1997      1996      1995
                     ----------  ----------  ----------  ----------  ----------  --------  --------  --------  --------  --------
Net Asset Value,
Beginning of
Period.............  $     1.00  $     1.00  $     1.00  $     1.00  $     1.00  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00
                     ----------  ----------  ----------  ----------  ----------  --------  --------  --------  --------  --------
Income From
Investment
Operations:
Net Investment
Income.............       .0496       .0552       .0541       .0542       .0575     .0471     .0527     .0516     .0517     .0550
                     ----------  ----------  ----------  ----------  ----------  --------  --------  --------  --------  --------
Less Distributions:
Dividends to
Shareholders From
Net Investment
Income.............      (.0496)     (.0552)     (.0541)     (.0542)     (.0575)   (.0471)   (.0527)   (.0516)   (.0517)   (.0550)
                     ----------  ----------  ----------  ----------  ----------  --------  --------  --------  --------  --------
Net Asset Value,
End of Period......  $     1.00  $     1.00  $     1.00  $     1.00  $     1.00  $   1.00  $   1.00  $   1.00  $   1.00  $   1.00
                     ==========  ==========  ==========  ==========  ==========  ========  ========  ========  ========  ========
Total Return.......        5.07%       5.66%       5.55%       5.56%       5.90%     4.82%     5.41%     5.29%     5.31%     5.65%
Ratios/Supplemental
Data:
Net Assets, End of
Period $(000)......   1,968,626   2,499,114   1,991,037   1,835,326   1,316,166   378,010   503,809   401,529   527,830   454,156
Ratio of Expenses
to Average Daily
Net Assets/1/ .....         .18%        .18%        .18%        .18%        .16%      .43%      .43%      .43%      .43%      .41%
Ratio of Net
Investment Income
to Average Daily
Net Assets.........        4.95%       5.52%       5.41%       5.42%       5.75%     4.70%     5.27%     5.16%     5.17%     5.50%

----
/1/Without.the waiver of advisory and administration fees, the ratio of expenses to average daily net assets for TempCash Shares would have been .30%, .32%, .30%, .33%, and .30% for the years ended September 30, 1999,
   1998, 1997, 1996, and 1995, respectively. For TempCash Dollar Shares, the ratio of expenses to average daily net assets would have been .55%, .57%, .55%, .58% and .55% for the years ended September 30, 1999, 1998, 1997,
   1996 and 1995, respectively.

                See accompanying notes to financial statements.

                         Notes to Financial Statements

A. Provident Institutional Funds ("PIF" or the "Company") was organized as a Delaware business trust on October 21, 1998. PIF is the successor to five investment companies: (1) Temporary Investment Fund, Inc. ("Temp"), (2) Trust for Federal Securities ("Fed"), (3) Municipal Fund for Temporary Investment ("Muni"), (4) Municipal Fund for California Investors, Inc. ("Cal Muni") and
(5) Municipal Fund for New York Investors, Inc. ("NY Muni"), (the "Predecessor Companies"). The accompanying financial statements and notes are those of the portfolios of Temp--TempFund and TempCash. On February 10, 1999, these portfolios, along with the portfolios of the other Predecessor Companies, were each reorganized into a separate series of PIF.

 The fiscal year end for Temp was September 30. The fiscal year end for PIF is October 31. PIF is a no-load open-end management investment company. Each portfolio included in these financial statements and notes is a diversified investment company under the Investment Company Act of 1940.

 TempCash offers two classes of shares: Fund Shares and Dollar Shares. TempFund offers six classes of shares: Fund Shares, Administration Shares, Dollar Shares, Plus Shares, Cash Reserve Shares, and Cash Management Shares. Pursuant to a Shareholder Service Plan and specified in a servicing agreement, institutions other than broker/dealers ("Service Organizations"), provide certain services, not intended to promote the sale of the shares, to their clients who beneficially own shares of a particular class, in consideration for the Company's payment of a fee to the Servicing Organization at an annual rate of .10% for Administration Shares, .25% for Dollar Shares, .40% for Cash Reserve Shares and .50% for Cash Management Shares of the average daily net asset value of such Shares. The difference in the level of fees is related to the type and number of services provided by the Servicing Organization. Pursuant to an Amended Distribution Plan and specified in a related agreement, institutions that are broker/dealers ("Broker/Dealers"), provide certain sales and support services to their clients who beneficially own shares of the Plus class, in consideration for the Company's payment of a fee to the Broker/Dealer at an annual rate not to exceed .25% of the average daily net asset value of such Shares. Dividends paid to Administration, Dollar, Plus, Cash Reserve and Cash Management shareholders are reduced by such fees. Fund Shares are sold to institutional investors who choose not to enter into agreements with PIF. As of September 30, 1999, no Administration Shares, Plus Shares or Cash Reserve Shares were outstanding.

B. Significant accounting policies are as follows:

 Use of Estimates--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that could affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

 Security Valuation--Portfolio securities are valued under the amortized cost method which approximates current market value. Under this method, securities are valued at cost when purchased and thereafter a constant proportionate amortization of any discount or premium is recorded until maturity of the security. Regular review and monitoring of the market-based valuation is performed in an attempt to avoid dilution or other unfair results to shareholders. The Company seeks to maintain the net asset value per share of each portfolio at $1.00.

 Repurchase Agreements--The Company may purchase, for each portfolio, money market instruments from financial institutions, such as banks and non-bank dealers, subject to the seller's agreement to repurchase them at an agreed upon date and price. Collateral for repurchase agreements may have longer maturities than the maximum permissible remaining maturity of portfolio investments, provided the repurchase agreements themselves mature in one year or less. The seller will be required on a daily basis to maintain the value of the securities subject to the agreement at no less than the repurchase price. Repurchase agreements with maturities in excess of seven days are subject to a seven day put feature.

 Dividends to Shareholders--Dividends are declared daily and paid monthly. Dividends payable are recorded on the dividend record date. Net income for dividend purposes includes interest accrued and discount earned on portfolio securities and is reduced by premium amortized and expenses accrued. Net realized capital gains, if any, will be distributed at least annually.

 Federal Taxes--No provision is made for federal taxes as it is the Company's intention to have each portfolio continue to qualify for and elect the tax treatment applicable to regulated investment companies under subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from all or substantially all federal income and excise taxes.

 Other--Investment transactions are accounted for on the trade date and the cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Expenses not directly attributable to a specific portfolio are allocated between the two portfolios based on their relative net assets.

C. Under agreements between the Company and BlackRock Institutional Management Corporation ("BIMC"), an indirect majority-owned subsidiary of PNC Bank National Association ("PNC Bank"), BIMC manages the Company's portfolios and maintains their financial accounts. PFPC Trust Company is the Company's custodian and PFPC Inc. ("PFPC") is the Company's transfer agent.

 Provident Distributors, Inc. ("PDI") is the Company's Distributor. No compensation is payable by the Company to PDI for its distribution services.

 The Company has entered into an Administration Agreement with PFPC and BIMC for certain administrative services (together the "Co-Administrators"). Prior to the reorganization discussed in paragraph A, PDI was co-administrator with PFPC.

 In return for their advisory and administrative services, the Company pays BIMC and the Co-Administrators each a fee, computed daily and payable monthly, based upon an annualized percentage of the average daily net assets of each portfolio as follows:

 TempFund Portfolio:

 0.175% of the first $1 billion, plus 0.15% of the next $1 billion, 0.125% of the next $1 billion, 0.10% of the next $1 billion, 0.095% of the next $1 billion, 0.09% of the next $1 billion, 0.08% of the next $1 billion, 0.075% of the next $1 billion and 0.07% of net assets in excess of $8 billion.

 TempCash Portfolio:

 0.175% of the first $1 billion, plus 0.15% of the next $1 billion, 0.125% of the next $1 billion, 0.10% of the next $1 billion, 0.095% of the next $1 billion, 0.09% of the next $1 billion, 0.085% of the next $1 billion and 0.08% of net assets in excess of $7 billion.

 The Co-Administrators and BIMC have also agreed to reduce their fees, on an equal basis, to the extent necessary to ensure that the ordinary operating expenses (excluding Service Organization or Broker/Dealer fees) of the TempFund portfolio and the TempCash portfolio do not exceed 0.18% of each portfolio's average daily net assets.

 For the year ended September 30, 1999, the Co-Administrators and BIMC voluntarily waived, on an equal basis, administration and advisory fees totaling $4,770,711 and $4,302,355 for the TempFund portfolio and the TempCash portfolio, respectively.

 Service Organization fees were paid to affiliates of BIMC for the year ended September 30, 1999 by the respective portfolios, as follows: TempFund, $99,384 and TempCash, $29,363.

D. The Company's Declaration of Trust permits the Trustees to authorize the issuance of an unlimited number of full and fractional shares of beneficial interest (shares) in the Company and to classify or reclassify any unissued shares into one or more additional classes of shares.

                   Notes to Financial Statements (Concluded)


 Transactions in shares of the Company are summarized as follows:

                                 TempFund Portfolio
                          ----------------------------------
                             Year Ended        Year Ended
                           September 30,     September 30,
                                1999              1998
                          ----------------  ----------------
Sale of shares:
 TempFund................  227,037,649,542   156,484,722,787
 TempFund Dollar.........    4,533,892,817     6,782,480,621
 TempFund Cash
  Management.............       22,677,787                --
Shares issued in
 reinvestment of
 dividends:
 TempFund................      220,267,401       186,102,310
 TempFund Dollar.........        9,067,103         8,604,434
 TempFund Cash
  Management.............               --                --
Shares repurchased:
 TempFund................ (224,898,894,234) (155,044,635,487)
 TempFund Dollar.........   (4,348,256,691)   (6,843,864,873)
 TempFund Cash
  Management.............       (8,888,624)               --
                          ----------------  ----------------
Net increase in shares...    2,567,515,101     1,573,409,792
                          ================  ================

                                                    TempCash Portfolio
                                              --------------------------------
                                                Year Ended       Year Ended
                                               September 30,    September 30,
                                                   1999             1998
                                              ---------------  ---------------
Sale of shares:
 TempCash....................................  56,760,587,569   52,797,975,692
 TempCash Dollar.............................   1,845,834,401    2,237,197,466
Shares issued in reinvestment of dividends:
 TempCash....................................      66,156,673       60,504,102
 TempCash Dollar.............................      14,715,850       17,000,271
Shares repurchased:
 TempCash.................................... (57,357,122,062) (52,350,827,640)
 TempCash Dollar.............................  (1,986,330,759)  (2,151,984,642)
                                              ---------------  ---------------
Net increase (decrease) in shares............    (656,158,328)     609,865,249
                                              ===============  ===============

 On September 30, 1999 two shareholders held approximately 28% of the outstanding shares of TempCash Portfolio.

E. At September 30, 1999, capital loss carryovers, expiring at various times from 2004 to 2007 were available to offset possible future capital gains of the respective portfolios, as follows: TempFund, $152,774 and TempCash, $140,896.

F. At September 30, 1999, net assets consisted of the following:

                              TempFund         TempCash
                          ----------------  --------------
Paid-in capital.........  $ 12,556,686,134  $2,346,776,663
Accumulated net realized
 loss on investments....          (152,774)       (140,896)
                          ----------------  --------------
Total net assets........  $ 12,556,533,360  $2,346,635,767
                          ================  ==============

                       Report of Independent Accountants

To the Board of Trustees
and Shareholders of
Provident Institutional Funds

In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of TempFund and TempCash (Portfolios of Provident Institutional Funds, hereafter referred to as the "Fund") at September 30, 1999, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 1999 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
Philadelphia, PA 19103
October 29, 1999

Trustees
  Rodney D. Johnson
           Chairman
  G. Nicholas Beckwith
  Jerrold B. Harris
  Joseph Platt
  Robert C. Robb, Jr.
  Kenneth L. Urish
  Frederick W. Winter

Investment Adviser
  BlackRock Institutional Management Corporation
  400 Bellevue Parkway
  Wilmington, DE 19809

Co-Administrators
  PFPC Inc.
  400 Bellevue Parkway
  Wilmington, DE 19809

  BlackRock Institutional Management Corporation
  400 Bellevue Parkway
  Wilmington, DE 19809

Distributor
  Provident Distributors, Inc.
  Four Falls Corporate Center
  6th Floor
  West Conshohocken, PA 19428

Transfer Agent
  PFPC Inc.
  P.O. Box 8950
  Wilmington, DE 19885-9628

This report is submitted for the general information of the shareholders of the Company. It is not authorized for distribution to prospective investors unless accompanied or preceded by effective prospectuses for each portfolio of the Company, which contain information concerning the investment policies of the portfolios as well as other pertinent information.

TempFund
TempCash


Investment Portfolios offered by
Provident Institutional Funds


[LOGO OF PROVIDENT INSTITUTIONAL FUNDS APPEARS HERE]


                                                             Annual Report
                                                             September 30, 1999